Debt (Tables)	12 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Recorded Unconditional Purchase Obligations [Table Text Block]
The required principal payments due during the next five fiscal years and thereafter under our outstanding long-term debt obligations at June 30, 2019 are as follows:

2020	$83,761
2021	72,439
2022	79,220
2023	397,380
2024	1,609
Thereafter	401,176
Total	$1,035,585

Lease, Cost [Table Text Block]

	Operating lease obligations	Build-to-suit lease obligation (1)	Capital lease obligation	Total lease obligations
2020	$30,269	$13,482	$11,468	$55,219
2021	22,849	13,836	6,414	43,099
2022	16,592	13,877	3,724	34,193
2023	12,553	12,426	2,544	27,523
2024	9,032	12,163	1,565	22,760
Thereafter	8,338	40,656	2,403	51,397
Total	$99,633	$106,440	$28,118	$234,191
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(1) Minimum payments relate to our Waltham and Dallas lease obligations, refer to Note 2 for additional details.

Schedule of Debt	Debt

	June 30, 2019	June 30, 2018
Senior secured credit facility	$621,224	$432,414
7.0% Senior unsecured notes due 2026	400,000	400,000
Other	14,361	7,015
Debt issuance costs and debt discounts	(12,018)	(12,585)
Total debt outstanding, net	1,023,567	826,844
Less: short-term debt (1)	81,277	59,259
Long-term debt	$942,290	$767,585

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(1) Balances as of June 30, 2019 and June 30, 2018 are inclusive of short-term debt issuance costs and debt discounts of $2,419 and $2,012, respectively.